Subsequent Events	12 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

23 SUBSEQUENT EVENTS

On May 14, 2024, the board of directors of the Company approved a new share repurchase program where the Company is authorized to repurchase up to US$8 million of its shares, effective until May 12, 2025.